Reclassifications and Revisions of Prior Period Financial Statements - Schedule of Consolidated Statements of Operations (Details) - As adjusted [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Consolidated Statements of Operations [Line Items]
Revenue	$ 172,661
Cost of goods sold	43,634
Gross profit	129,027
Operating expenses:
General and administrative expenses	1,563,328
Research and development expenses	850,261
Sales and marketing	2,721,981
Acquisition and integration	2,038,130
Depreciation and amortization
Total operating expenses	7,173,700
Loss from operations	(7,044,673)
Change in fair value of SAFE notes	(14,492,176)
Loss before income taxes	(21,536,849)
Provision for income taxes	581
Net loss	(21,537,430)
As previously reported [Member]
Schedule of Consolidated Statements of Operations [Line Items]
Revenue	172,661
Cost of goods sold	343,889
Gross profit	(171,228)
Operating expenses:
General and administrative expenses	3,588,548
Research and development expenses	759,967
Sales and marketing	2,524,930
Acquisition and integration
Depreciation and amortization
Total operating expenses	6,873,445
Loss from operations	(7,044,673)
Change in fair value of SAFE notes	(14,492,176)
Loss before income taxes	(21,536,849)
Provision for income taxes	581
Net loss	(21,537,430)
Reclassification [Member]
Schedule of Consolidated Statements of Operations [Line Items]
Revenue
Cost of goods sold	(300,255)
Gross profit	300,255
Operating expenses:
General and administrative expenses	(2,025,220)
Research and development expenses	90,294
Sales and marketing	197,051
Acquisition and integration	2,038,130
Depreciation and amortization
Total operating expenses	300,255
Loss from operations
Change in fair value of SAFE notes
Loss before income taxes
Provision for income taxes
Net loss